Total Revenues, Net Sales and Gross Profit by Product Line (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Information [Line Items]
Total revenues	$ 2,957,951	$ 2,155,551	$ 2,031,901
Net Sales	2,679,095	1,943,218	1,832,957
Gross profit (loss)	522,360	363,957	327,134
Corporate
Product Information [Line Items]
Gross profit (loss)	2,083	(1,491)	(5,441)
Aggregates
Product Information [Line Items]
Total revenues	1,805,824	1,527,986	1,470,954
Net Sales	1,570,022	1,347,486	1,303,975
Gross profit (loss)	324,093	259,054	240,614
Asphalt
Product Information [Line Items]
Total revenues	85,822	78,863	93,288
Net Sales	76,278	66,216	79,816
Gross profit (loss)	13,552	12,928	12,099
Ready Mixed Concrete
Product Information [Line Items]
Total revenues	431,229	146,085	110,562
Net Sales	430,519	146,079	110,554
Gross profit (loss)	39,129	8,337	59
Road Paving
Product Information [Line Items]
Total revenues	156,615	157,800	136,385
Net Sales	156,614	157,796	136,395
Gross profit (loss)	6,440	1,426	2,580
Aggregates Business
Product Information [Line Items]
Total revenues	2,479,490	1,910,734	1,811,189
Net Sales	2,233,433	1,717,577	1,630,740
Gross profit (loss)	383,214	281,745	255,352
Cement
Product Information [Line Items]
Total revenues	221,759
Net Sales	209,556
Gross profit (loss)	52,469
Magnesia Specialty Products
Product Information [Line Items]
Total revenues	256,702	244,817	220,712
Net Sales	236,106	225,641	202,217
Gross profit (loss)	$ 84,594	$ 83,703	$ 77,223